Balance Sheet Components - Prepaid Expenses and Other Current Assets (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Mar. 31, 2015
Prepaid Expense and Other Assets, Current [Abstract]
Research and development investment tax credits	$ 1,758	$ 2,568
Prepaid expenses	4,342	2,087
Other current assets	1,262	327
Total prepaid expenses and other current assets	$ 7,362	$ 4,982